Finance Expenses - Summary of Finance Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance expense [abstract]
Interest expense	$ 34,593	$ 32,077
Finance expense – deferred revenue	4,154	4,182
Accretion on PER	1,577	2,305
Finance expenses	$ 40,324	$ 38,564